Property, Plant and Equipment, Net (Tables)	3 Months Ended
Mar. 31, 2026
Property, Plant and Equipment, Net [Abstract]
Schedule of Details of Property, Plant and Equipment, Net

Details of property, plant and equipment, net as of March 31, 2026, consisted of the following:

in thousands	Useful Lives	March 31, 2026
Land	n/a	$2,942
Buildings, structures and related equipment	20 to 40	2,192
Machinery and equipment	5 to 11	1,564
Vehicles	5 to 7	135
Furniture and fixtures	5 to 11	268
Construction in progress	n/a	151
Tools and office equipment	5 to 11	305
Property, plant, and equipment, gross		7,557
Less: accumulated depreciation		(114)
Property, plant, and equipment, net		$7,443

Schedule of Property, Plant And Equipment, Net Pledged as Collateral

As of March 31, 2026, the details of property, plant and equipment, net pledged as collateral is as follows:

in thousands	Net Carrying Value	Pledged Amount	Creditor
Land, buildings, machinery and equipment	$5,830	$4,206	Industrial Bank of Korea
Land and buildings	417	228	Hana Bank